RECEIVABLES, NET - NON CURRENT AND CURRENT (Current receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables, net [Abstract]
Value added tax	$ 133,860	$ 195,070
Income tax credits	400,949	44,544
Other tax credits	37,461	24,402
Employee advances and loans	6,782	5,703
Advances to suppliers	22,257	16,700
Advances to suppliers with related parties (Note 25)	6,089	7,160
Expenses paid in advance	17,850	11,785
Government tax refunds on exports	1,677	7,639
Receivables with related parties (Note 25)	17,154	26,743
Others	18,683	17,959
Receivables, net – Current	$ 662,762	$ 357,705